Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Stock Option Activities for 2006 Plan and 2013 Plan

The following table summarizes stock option activities for the 2006 Plan and 2013 Plan:

	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	5,011,063	$10.20	8.62	$23,534
Granted	1,175,579	$12.01
Exercised	(243,545)	$1.38		$2,540
Canceled/forfeited/expired	(194,082)	$16.86
Outstanding at December 31, 2015	5,749,015	$10.72	7.99	$19,158
Granted	3,166,710	$4.57
Exercised	(148,763)	$1.15		$1,049
Canceled/forfeited/expired	(538,575)	$12.62
Outstanding at December 31, 2016	8,228,387	$8.40	7.92	$1,593
Vested and expected to vest at December 31, 2016	8,128,630	$8.42	7.91	$1,592
Exercisable at December 31, 2016	4,238,105	$9.86	6.80	$1,554

Summary of Compensation Cost Included in Statement of Operations

The compensation cost that has been included in the statement of operations for all stock-based compensation arrangements was as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of sales	$1,016	$1,162	$1,317
Selling, general & administrative	9,360	10,517	11,886
Research and development	1,284	1,417	1,792
Total	$11,660	$13,096	$14,995

Schedule of Assumptions Used in Black-Scholes Option-Pricing Model

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Stock Option
	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value (per share)	$2.43	$7.15	$14.29
Risk-free interest rate	1.7%	1.7%	1.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility	57.5%	64.7%	76.3%
Expected term (in years)	5.8	6.0	5.9

	ESPP
	Year Ended December 31,
	2016	2015
Weighted average grant date fair value (per share)	$1.78	$4.55
Risk-free interest rate	0.7%	0.5%
Expected dividend yield	0.0%	0.0%
Expected volatility	62.7%	61.2%
Expected term (in years)	1.3	1.3

Schedule of Shares of Common Stock Reserved for Future Issuance

The following shares of common stock are reserved for future issuance at December 31, 2016 (in thousands):

Common stock warrants outstanding	990
Stock options issued and outstanding	8,228
Authorized for future option grants	562
Employee stock purchase plan	78
9,858